Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY

Note 8 - Stockholders’ Equity

July 2017 Offerings

On July 13, 2017, the Company closed a registered direct offering of an aggregate of 2,170,000 shares of the Company’s common stock, and pre-funded warrants to purchase 230,000 shares of common stock. The Company sold the shares at a price of $1.43 per share and received $1.42 per pre-funded warrant. The Company received gross proceeds from the offering, before deducting placement agent fees and other estimated offering expenses payable by the Company, of approximately $3,429,700. The pre-funded warrants were converted into shares of common stock on September 23, 2017 and as a result were included in the common stock outstanding balance for purposes of computing earnings per share.

On July 13, 2017, the Company also closed on a concurrent private placement with the same investors for no additional consideration, of warrants to purchase 1,800,000 shares of common stock. The warrants will be exercisable beginning on the six (6) month anniversary of the date of issuance, at an exercise price of $2.00 per share and will expire on the fifth anniversary of the initial exercise date.

Series A Preferred Stock

For the nine and three months ended September 30, 2017, the Company recorded Series A Preferred Stock dividends of $34,884 and $0, respectively. During the nine months ended September 30, 2017 holders, of 211,424 shares of Series A Preferred Stock converted $338,749 of Series A Preferred Stock and dividends into 159,219 shares of common stock. As of September 30, 2017, there was no remaining outstanding principal balance on the Series A Preferred Stock.

Series B Preferred Stock

For the nine and three months ended September 30, 2017, the Company recorded Series B Preferred Stock dividends of $634,375 and $71,875, respectively. During the nine months ended September 30, 2017, holders of 4,500,000 shares of Series B Preferred Stock converted $6,075,000 of Series B Preferred Stock, dividends and liquidated damages into 3,106,802 shares of common stock. As of September 30, 2017, there was no remaining outstanding principal balance on the Series B Preferred Stock.

Series C Preferred Stock

In May 2017, the Company authorized a new Series C Preferred Stock. The terms of the Series C Preferred Stock are as follows:

Dividends on Series C Preferred Stock

Holders of Series C Preferred Stock are entitled to receive from and after the first date of issuance of the Series C Preferred Stock, cumulative dividends at a rate of 5% per annum on a compounded basis, which dividend amount shall be guaranteed. Accrued and unpaid dividends are payable in cash. For the nine and three months ended September 30, 2017, the Company recorded Series C Preferred Stock dividends of $35,890 and $25,205, respectively.

Redemption of Series C Preferred Stock

The Series C Preferred Stock may be redeemed by the Company solely at the Company’s option in cash at any time, in whole or in part, upon payment of the stated value of the Series C Preferred Stock, and all related accrued but unpaid dividends.

Fundamental Change

If a “fundamental change” occurs at any time while the Series C Preferred Stock is outstanding, the holders of shares of Series C Preferred Stock then outstanding shall be immediately paid, out of the assets of the Company or the proceeds of such fundamental change, as applicable, and legally available for distribution to its stockholders, an amount in cash equal to the stated value of the Series C Preferred Stock, and all related accrued but unpaid dividends.

If the legally available assets of the Company and the proceeds of such “fundamental change” are insufficient to pay the all of the Holders of the Series C Preferred Stock, then the Holders of the Series C Preferred Stock shall share ratably in any such distribution in proportion to the amount that they would have been entitled to. A fundamental change includes but is not limited to any change in the ownership of at least fifty percent (50%) of the voting stock; liquidation or dissolution; or the Common Stock ceases to be listed on the market upon which it currently trades.

Voting Rights

The holders of the Series C Preferred Stock are entitled to vote on any matter submitted to the stockholders of the Company for a vote. One (1) share of Series C Preferred Stock shall carry the same voting rights as one (1) share of Common Stock.

Classification

The Series C Preferred Stock was accounted for under Section 480-10-S99 - Distinguishing Liabilities from Equity (FASB Accounting Standards Codification 480) as amended by ASU 2009-04 - for Redeemable Equity Instruments (“ASU 2009-04”). Under ASU 2009-04, a redeemable equity security is to be classified as temporary equity if it is conditionally redeemable upon the occurrence of an event that is not solely within the control of the issuer. The Company’s financing is redeemable at the option of the holder under the specified terms and conditions of such preferred stock however, the instrument was not redeemable as of September 30, 2017. Therefore, the Company classified the Series C Preferred Stock as temporary equity in the condensed consolidated balance sheet at September 30, 2017.

Long-Term Stock Incentive Plan

On January 4, 2013, a majority of the Company’s stockholders approved by written consent the Company’s 2013 Long-Term Stock Incentive Plan (“LTIP”). The maximum aggregate number of shares of common stock that may be issued under the LTIP, including stock awards, stock issued to directors for serving on the Company’s board, and stock appreciation rights, is limited to 10% of the shares of Common Stock outstanding on the first business or trading day of any fiscal year, which is 737,992 at January 1, 2017.

During the nine months ended September 30, 2017, the Company issued 131,363 shares of common stock under the LTIP to five (5) non-executive directors for serving on the Company’s board. The aggregate fair value of the shares issued to the directors was $260,000. Also during the nine months ended September 30, 2017, the Company issued 237,559 shares of Common Stock with an aggregate fair value of $400,000 to executive and certain non-executive employees related to the Company’s 2016 management incentive plan. In September 2017, the Company granted 622,507 restricted shares of common stock with an aggregate value of $1,067,231 to certain executive and non-executive employees. The vesting period for these restricted shares of common stock is twelve months. During the nine months ended September 30, 2017, the Company expensed $614,655 related to these restricted stock awards. At September 30, 2017, a total of 737,992 shares of common stock have been issued from the LTIP and there are no further shares available to be issued under the LTIP for the remainder of 2017.

2017 Stock Incentive Plan

On August 24, 2017, a majority of the Company’s stockholders approved at the Company’s annual meeting the Company’s 2017 Stock Incentive Plan (“2017 SIP”). The purpose of the 2017 SIP is to enable the Company to provide a means to issue shares of Common Stock or stock options which may be exercised for shares of Common Stock to certain eligible consultants, employees and service providers of the Company as a substitute for, or as an additional incentive to, paying cash compensation to consultants and non-payroll employees or as a portion of severance packages in certain scenarios. The 2017 SIP works in tandem with the 2013 LTIP to provide additional means to compensate our employees. The maximum aggregate number of shares of common stock that may be issued under the 2017 SIP, including stock awards, stock issued to directors for serving on the Company’s board, and stock appreciation rights, is limited to 10% of the shares of Common Stock outstanding on the first business or trading day of any fiscal year, which is at January 1, 2018; provided that for fiscal year 2017, 1,500,000 shares of Common Stock may be delivered to participants under the 2017 SIP.

During the nine months ended September 30, 2017, the Company issued 437,384 shares of common stock under the 2017 SIP.

Warrants

As of September 30, 2017, the Company had 3,926,251 warrants outstanding with a weighted average exercise price and remaining life in years of $6.54 and 4.043, respectively. At September 30, 2017, the warrants had no intrinsic value.

During the nine months ended September 30, 2017, the Company accrued $700,000 of discretionary management and employee bonus expense.

During the nine months ended September 30, 2017, the Company issued 119,800 fully-vested shares of common stock with a fair value of $240,535 to non-employees for services rendered.

NOTE 10 - STOCKHOLDERS’ EQUITY

April 2015 Private Placement

On April 24, 2015, the Company entered into a securities purchase agreement (the “April Purchase Agreement”) with a group of accredited investors (the “April Purchasers”) pursuant to which the Company sold to such purchasers an aggregate of $1,575,000 principal amount of secured convertible notes (the “April Convertible Notes”), a Class A Common Stock Purchase Warrant (the “Class A Warrant”) to purchase up to 46,875 shares of the Company’s common stock and a Class B Common Stock Purchase Warrant (the “Class B Warrant,” and together with the Class A Warrant, the “April Warrants”) to purchase up to 46,875 shares of the Company’s common stock. The April Convertible Notes bear interest at 6% per annum and are convertible at any time, in whole or in part, at the option of the holders into shares of common stock at a conversion price of $25.20 per share. The April Warrants are exercisable beginning six (6) months after issuance through the fifth (5th) anniversary of such initial exercisability date. The Class A Warrant has an initial exercise price equal to $30.20 per share and the Class B Warrant has an initial exercise price equal to $50.00 per share. The Company received cash proceeds of $1,481,500 from the issuance of the Convertible Notes after deducting debt issuance costs of $93,500.

The Company recorded a debt discount of $1,575,000 related to the sale of the April Convertible Notes and the April Warrants. The debt discount reflects the underlying fair value of the April Warrants of approximately $860,000 on the date of the transaction and a beneficial conversion charge of approximately $715,000. The debt discount will be amortized to interest expense over the earlier of (i) term of the April Convertible Notes or (ii) conversion of the debt.

In connection with the sale of the April Convertible Notes and April Warrants, the Company entered into a registration rights agreement, dated April 24, 2015 (the “April Registration Rights Agreement”), with the April Purchasers, pursuant to which the Company agreed to register the shares of common stock underlying the April Convertible Notes and April Warrants on a Form S-3 registration statement to be filed with the Securities and Exchange Commission (the “SEC”) within ten (10) business days after the date of the issuance of the April Convertible Notes and April Warrants (the “April Filing Date”) and to cause the April Registration Statement to be declared effective under the Securities Act within ninety (90) days following the April Filing Date. If certain of its obligations under the April Registration Rights Agreement are not met, the Company is required to pay partial liquidated damages to each April Purchaser. On May 8, 2015, the Company filed a registration statement on Form S-3 with the SEC to register the shares issuable upon the conversion of the April Convertible Notes, the related accrued interest and the exercise of the April Warrants. Such registration statement was declared effective with the SEC on May 14, 2015.

In connection with the sale of the April Convertible Notes and the April Warrants, the Company entered into a security agreement, dated April 24, 2015 (the “April Security Agreement”), between the Company, 3D-ID and the collateral agent thereto. Pursuant to the Security Agreement, the April Purchasers were granted a security interest in certain personal property of the Company and 3D-ID to secure the payment and performance of all obligations of the Company and 3D-ID under the April Convertible Notes, April Warrants, April Purchase Agreement, April Registration Rights Agreement and April Security Agreement. In addition, in connection with the April Security Agreement, 3D-ID executed a subsidiary guaranty, pursuant to which it agreed to guarantee and act as surety for payment of the April Convertible Notes and other obligations of the Company under the April Warrants, April Purchase Agreement, April Registration Rights Agreement and April Security Agreement.

As described below, the April purchaser exchanged the April Convertible Notes into convertible notes that were identical to the convertible notes that were issued on December 8, 2015.

July 2015 Private Placement

On July 27, 2015, the Company entered into a securities purchase agreement with an accredited investors (the “July Purchaser”) pursuant to which the Company sold an aggregate of $222,222 in principal amount of the 8% Original Issue Discount Convertible Notes (the “8% Convertible Notes”) for an aggregate purchase price of $200,000. The Company received net proceeds of $200,000 from the sale of the 8% Convertible Notes.

The 8% Convertible Notes will mature on September 11, 2015 (the “Maturity Date”), less any amounts converted or redeemed prior to the Maturity Date. The 8% Convertible Notes bear interest at a rate of 8% per annum, subject to increase to the lesser of 24% per annum or the maximum rate permitted under applicable law upon the occurrence of certain events of default.

The 8% Convertible Notes are convertible at any time, in whole or in part, at the option of the holders into shares of common stock at a conversion price of $35.00 per share, which is subject to adjustment for stock dividends, stock splits, combinations or similar events.

The Company agreed that if it effected a registered offering either utilizing Form S-1 or Form S-3 (a “Registered Offering”), the Holder shall have the right to convert the entire amount of the subscription amount into such Registered Offering. The July Purchaser converted the entire amount of the subscription amount into the August Offering described below.

The conversion price used to convert the entire purchase price into common stock was equivalent to the equity offering price of $17.50 on August 4, 2015 and not the conversion price of $35.00 stipulated in the securities purchase agreement. As a result of the change in the conversion price, the Company recorded additional inducement expense of $100,000 at the time of conversion.

August 2015 Offerings

On August 4, 2015, the Company closed with certain purchasers (the “August 2015 Purchasers”) a public offering (the “August Offering”) providing for the issuance and sale by the Company of 172,143 shares of the Company’s common stock at a price to the public of $17.50 per share (the “Registered Shares”) for an aggregate purchase price of $3,012,500.

In connection with the sale of the Registered Shares, the Company also entered into a Warrant Purchase Agreement (the “Warrant Purchase Agreement”) with the August 2015 Purchasers providing for the issuance and sale by the Company of warrants to purchase 86,072 shares of the Company’s common stock at a purchase price of $0.0000001 per warrant (the “August 2015 Warrants”).  Each August 2015 Warrant shall be initially exercisable on the six (6) month anniversary of the issuance date an exercise price equal to $23.50 per share and have a term of exercise equal to five (5) years from the date on which first exercisable.

The Registered Shares were offered by the Company pursuant to an effective shelf registration statement on Form S-3, which was initially filed with the Securities and Exchange Commission (the “SEC”) on April 24, 2015 and declared effective on May 14, 2015 (File No. 333-203637) (the “Registration Statement”).

Pursuant to a Registration Rights Agreement, dated July 30, 2015, by and between the Company and the August 2015 Purchasers, the Company agreed to file one or more registration statements with the SEC covering the resale of the shares of common stock issuable upon exercise of the August 2015 Warrants.

The placement agent in connection with the Registered Shares was Northland Securities, Inc.

October 2015 Public Offering

On October 21, 2015, the Company closed on an underwritten public offering of its common stock. The Company offered 150,000 shares of common stock at a price to the public of $7.00 per share. The Company received gross proceeds from the offering, before deducting underwriting discounts and commission and other estimated offering expenses payable by the Company, of approximately $1,050,000. The underwriter was Aegis Capital Corp.

December 2015 Private Placement

In connection with the sale of the December Notes, the Company also issued to the December Purchasers an aggregate of 90,000 shares of the Company’s common stock in consideration of each Investor’s execution and delivery of the December Purchase Agreement (the “Commitment Shares”). The Commitment Shares were offered by the Company pursuant to an effective shelf registration statement on Form S-3, which was initially filed with the SEC on April 24, 2015 and declared effective on May 14, 2015 (File No. 333-203637).

April 2016 Offering

On April 11, 2016, the Company closed a registered offering (the “April 2016 Offering”) of shares of its Series A Convertible Preferred Stock, par value $0.0001 per share (the “Series A Preferred Stock”). The Company sold 2,500,000 shares of Series A Preferred Stock at a price of $1.00 per share, and received gross proceeds from the offering, before deducting placement agent fees and other estimated offering expenses payable by the Company, of $2,500,000. The Company incurred approximately $230,225 of costs associated with the issuance of the Series A Preferred Stock. Holders of the Series A Preferred stock shall be entitled to receive from the first date of issuance of the Series A Preferred Stock cumulative dividends at a rate of 25% Per annum on a compounded basis, which dividend amount shall be guaranteed. Accrued and unpaid dividends shall be at the Company’s option, in cash, shares of common stock, or additional share of Series A Preferred Stock. For the year ended December 31, 2016, the Company recorded Series A Preferred Stock dividends of $590,116. During the year ended December 31, 2016 holders of the Series A Preferred Stock converted $2,662,794 of Preferred Stock and dividends into 834,718 shares of common stock.

July 2016 Offering

On July 25, 2016, the Company closed a private placement (the “July 2016 Offering”) of shares of its Series B Convertible Preferred Stock, par value $0.0001 per share (the “Series B Preferred Stock”) and warrants (the “July 2016 Warrants”) to purchase 562,500 shares of the Company’s common stock. The Company sold 4,500,000 shares of Series B Preferred Stock at a price of $1.00 per share, and received gross proceeds from the offering, before deducting placement agent fees and other estimated offering expenses payable by the Company, of $4,500,000. The Company incurred approximately $410,000 of costs associated with the issuance of the Series B Preferred Stock. The conversion price of the Series B Preferred Stock is $4.00. The July 2016 Warrants will be exercisable beginning on January 25, 2017, and will be exercisable for a period of five (5) years. The exercise price with respect to the July 2016 Warrants is $7.50 per share. Holders of the Series B Preferred stock shall be entitled to receive from the first date of issuance of the Series B Preferred Stock cumulative dividends at a rate of 25% Per annum on a compounded basis, which dividend amount shall be guaranteed. Accrued and unpaid dividends shall be at the Company’s option, in cash, shares of common stock, or additional share of Series B Preferred Stock. For the year ended December 31, the Company recorded Series B Preferred Stock dividends of $490,625.

Warrants

The following table summarizes the Company’s warrants outstanding and exercisable at December 31, 2015 and 2016:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding at January 1, 2015	362,978	$28.00	4.51	$283,828
Issued	431,071	17.80	4.04	-
Exercised	(32,500)	20.00	-	-
Cancelled	-	-	-	-
Outstanding and Exercisable at December 31, 2015	761,549	$22.60	3.83	$-
Issued	1,224,980	4.69	4.13	-
Exercised	(157,480)	-	-	-
Cancelled	-	-	-	-
Outstanding and Exercisable at December 31, 2016	1,829,049	$12.00	3.92	$-

Long-Term Stock Incentive Plan

On January 4, 2013, a majority of the Company’s stockholders approved by written consent the Company’s 2013 Long-Term Stock Incentive Plan (“LTIP”). The maximum aggregate number of shares of common stock that may be issued under the LTIP, including stock awards, stock issued to directors for serving on the Company’s board, and stock appreciation rights, is limited to 10% of the shares of common stock outstanding on the first business or trading day of any fiscal year, which is 554,054 at December 31, 2016. During the year ended December 31, 2016, the Company issued 51,705 shares under the plan to three non-executive directors for serving on the Company’s board. The aggregate fair value of the shares issued to the directors was $180,000. Also during the year ended December 31, 2016, the Company issued 60,000 shares with an aggregate fair value of $372,000 to executive and certain non-executive employees related to the Company’s 2015 management incentive plan. The aggregate fair value of $372,000 was expensed entirely in 2015. During the year ended December 31, 2015, the Company issued 26,961 shares under the plan to three non-executive directors for serving on the Company’s board. The aggregate fair value of the shares issued to the directors was $180,000. Also during the year ended December 31, 2015, the Company issued 5,000 shares with an aggregate fair value of $147,500 to one non-executive employee. These shares were issued with no Company imposed restrictions and as a result, the aggregate fair value of $147,500 was expensed entirely in 2015.